Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 10,294	$ 10,020
Gross Unrealized Gains	200	324
Gross Unrecognized Losses	(44)	0
Estimated Fair Value	10,450	10,344
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Holding of securities issued by Federal Farm Credit Bank	18,500
Proceeds from sale of debt securities	47,666	0
Loss on sale of securities	(1,066)	0
Debt securities	123,742	83,344
Other than temporary impairment losses	0	0
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	10,292	10,018
Gross Unrealized Gains	200	324
Gross Unrecognized Losses	(44)	0
Estimated Fair Value	10,448	10,342
Agency Mortgage-backed Securities, Residential [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	2	2
Gross Unrealized Gains	0	0
Gross Unrecognized Losses	0	0
Estimated Fair Value	$ 2	$ 2